Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Numerator
Net loss allocated to common stockholders	$ (40,167)	$ (134,476)
Denominator
Weighted-average shares outstanding	155,837,154	146,848,329
Net loss per share, basic	$ (0.26)	$ (0.92)
Class A
Numerator
Net loss allocated to common stockholders	$ (32,198)	$ (134,476)
Denominator
Weighted-average shares outstanding	124,920,063	146,848,329
Net loss per share, basic	$ (0.26)	$ (0.92)
Class B
Numerator
Net loss allocated to common stockholders	$ (7,969)
Denominator
Weighted-average shares outstanding	30,917,091
Net loss per share, basic	$ (0.26)